Note 18 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	2022	2021
Balance, January 1	$536,903	$442,375
RNCI share of earnings	51,084	50,739
RNCI redemption increment	94,372	99,316
Distributions paid to RNCI	(60,623)	(49,168)
Purchase of interests from RNCI	(43,061)	(24,371)
Sale of interests to RNCI	1,994	18,012
Disposal of operations (note 5)	(2,361)	-
RNCI recognized on business acquisitions	501,243	-
Other	(245)	-
Balance, December 31	$1,079,306	$536,903